Taxation - Additional Information (Details)		3 Months Ended
	Dec. 12, 2022	Mar. 31, 2024	Mar. 31, 2023
Operating Loss Carryforwards [Line Items]
Effective tax rate		70.50%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Percent		25.00%	23.50%
European Union
Operating Loss Carryforwards [Line Items]
Global minimum tax rate	15.00%